PROPERTY AND EQUIPMENT, NET (Tables)	12 Months Ended
Dec. 31, 2021
Property, Plant and Equipment [Abstract]
SCHEDULE OF PROPERTY AND EQUIPMENT, NET

	As of December 31,
	2021	2020
Housing and welfare	$4,312	$4,312
Furniture and office equipment	4,013	4,013
Computer and software	5,605	5,605
Production facilities	93,049	93,049
Drilling and production tools	1,499,535	1,499,535
Leasehold improvement	321,991	-
Equipment	1,650	1,650
Total	1,930,155	1,608,164
Less: accumulated depreciation	(1,637,617)	(1,476,835)
Property and equipment, net	$292,538	$131,329